Software, Equipment, And Property - Schedule of Software,Equipment and Property (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	$ 221,153	$ 217,460	$ 161,007
Less accumulated depreciation and amortization	(81,352)	(81,615)	(59,569)
Net software, equipment, and property	139,801	135,845	101,438
Software, Licenses and Database [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	148,097	140,692	109,967
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	32,248	31,635	27,733
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	32,558	34,880	13,397
Furniture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	3,340	5,343	5,000
Building and Land [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	$ 4,910	$ 4,910	$ 4,910